WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Warrants liability exercise price at beginning
Warrants liability, shares at beginning	323,685
Warrants liability, fair value at beginning	$ 1,564
Change in fair value of warrant liability exercise price
Change in fair value of warrant liability, shares
Change in fair value of warrant liability, amount	$ (1,142)	$ (6,868)
Warrants liability exercise price at ending
Warrants liability, shares at ending	323,685	323,685
Warrants liability, fair value at ending	$ 422	$ 1,564
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price		$ 45.20
Fair value of warrants shares		157,895
Fair value of warrants amount		$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price		$ 45.20
Fair value of warrants shares		157,895
Fair value of warrants amount		$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price		$ 47.50
Fair value of warrants shares		7,895
Fair value of warrants amount		$ 232